Inventories (Details) - Schedule of inventories - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 604,850	$ 353,174
Finished goods	584,747	620,736
Provision for inventory	(172,070)	(114,214)
Total inventories, net	$ 1,017,527	$ 859,696